Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) year member	Dec. 31, 2018 CHF (SFr) member	Dec. 31, 2017 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 33	SFr 26	SFr 25
Additions	13	8	3
Reductions	(14)	(1)	(2)
Balance at end of period	SFr 32	SFr 33	26
Loans to members of the Executive Board, number of members | member	5	8
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 17
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	10	SFr 11	10
Additions	3	0	1
Reductions	(4)	(1)	0
Balance at end of period	SFr 9	SFr 10	11
Loans to members of the Board of Directors, number of members | member	4	4
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 253	SFr 173	173
Net borrowings/(repayments)	46	80	0
Balance at end of period	SFr 299	SFr 253	SFr 173